Mineral Property, Pland and Equipment (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2017	$1,103.0	$2,118.3	$80.5	$326.9	$3,628.7
Additions	105.9	90.7	15.3	14.6	226.5
Transfer (i)	—	90.7	—	(90.7)	—
Disposals	(8.8)	—	—	—	(8.8)
At December 31, 2018	$1,200.1	$2,299.7	$95.8	$250.8	$3,846.4
Additions	126.9	130.2	9.1	11.6	277.8
Revisions to decommissioning liabilities	—	13.3	—	—	13.3
Right-of-use assets (note 16)	2.4	—	—	—	2.4
Disposals	(1.9)	—	—	—	(1.9)
At December 31, 2019	$1,327.5	$2,443.2	$104.9	$262.4	$4,138.0

Accumulated amortization and impairment charges
At December 31, 2017	$333.9	$530.0	$5.1	$6.3	$875.3
Amortization	72.4	88.1	—	—	160.5
Disposals	(2.7)	—	—	—	(2.7)
At December 31, 2018	$403.6	$618.1	$5.1	$6.3	$1,033.1
Amortization	68.3	104.4	—	—	172.7
Disposals	(1.2)	—	—	—	(1.2)
At December 31, 2019	$470.7	$722.5	$5.1	$6.3	$1,204.6

Net carrying value
At December 31, 2018	$796.5	$1,681.6	$90.7	$244.5	$2,813.3
At December 31, 2019	$856.8	$1,720.7	$99.8	$256.1	$2,933.4
The net carrying values by segment (note 14) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$658.0	$709.6	$99.8	—	$1,467.4
Mulatos	82.6	161.4	—	—	244.0
Island Gold	108.9	715.4	—	—	824.3
El Chanate	0.2	—	—	—	0.2
Kirazlı	0.3	134.3	—	—	134.6
Corporate and other	6.8	—	—	256.1	262.9
At December 31, 2019	$856.8	$1,720.7	$99.8	$256.1	$2,933.4

Young-Davidson	$608.9	$744.7	$90.7	—	$1,444.3
Mulatos	101.0	108.4	—	—	209.4
Island Gold	79.5	720.6	—	—	800.1
El Chanate	1.5	0.8	—	—	2.3
Kirazlı	0.3	107.1	—	—	107.4
Corporate and other	5.3	—	—	244.5	249.8
At December 31, 2018	$796.5	$1,681.6	$90.7	$244.5	$2,813.3